TAXATION - Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Loss before income taxes	$ (25,252)	¥ (175,809)	¥ (162,325)	¥ (1,007,814)
Non-PRC
TAXATION
Loss before income taxes	(25,676)	(178,762)	(214,063)	(286,388)
PRC
TAXATION
Loss before income taxes	$ 424	¥ 2,953	¥ 51,738	¥ (721,426)